Operating Segment and Geographic Information (Schedule of Long-Lived Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	¥ 41,368	¥ 34,206	¥ 31,878
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	27,336	28,234	29,280
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	2,693	1,073	281
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	2,106	1,582	563
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	¥ 9,233	¥ 3,317	¥ 1,754